Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Reclassification adjustment for profit (loss)	¥ 6,956